General Information - Details of Consolidated Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Domestic [member] | POSCO [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel, rolled products and plates
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | POSCO [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO Eco Challenge Co Ltd formerly POSCO ENGINEERING CONSTRUCTION COLTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering and construction
Ownership (%)	52.80%	52.80%
Region	Pohang
Domestic [member] | POSCO Eco Challenge Co Ltd formerly POSCO ENGINEERING CONSTRUCTION COLTD [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	52.80%	52.80%
Domestic [member] | POSCO STEELEON Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Coated steel manufacturing
Ownership (%)	56.96%	56.87%
Region	Pohang
Domestic [member] | POSCO STEELEON Co., Ltd. [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | POSCO STEELEON Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.96%	56.87%
Domestic [member] | POSCO DX [Member]
Disclosure of subsidiaries [line items]
Principal operations	Computer hardware and software distribution
Ownership (%)	65.38%	65.38%
Region	Pohang
Domestic [member] | POSCO Research Institute [member]
Disclosure of subsidiaries [line items]
Principal operations	Economic research and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO Research Institute [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO WIDE Co., Ltd. (formerly, POSCO O&M Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Principal operations	Business facility maintenance
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO WIDE Co., Ltd. (formerly, POSCO O&M Co., Ltd.) [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	47.17%
Domestic [member] | POSCO WIDE Co., Ltd. (formerly, POSCO O&M Co., Ltd.) [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		52.83%
Domestic [member] | POSCO A&C [member]
Disclosure of subsidiaries [line items]
Principal operations	Architecture and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO A&C [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%	45.66%
Domestic [member] | POSCO A&C [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	54.34%
Domestic [member] | POSCO Venture Capital Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	100.00%	95.00%
Region	Pohang
Domestic [member] | POSCO Venture Capital Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	95.00%
Domestic [member] | eNtoB Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Electronic commerce
Ownership (%)	69.32%	69.32%
Region	Seoul
Domestic [member] | eNtoB Corporation [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | eNtoB Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	69.32%	69.32%
Domestic [member] | POSCO FUTURE M COLTD formerly POSCO CHEMICAL CO LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Refractories, Anode/Cathode materials manufacturing and sales
Ownership (%)	59.75%	59.76%
Region	Pohang
Domestic [member] | POSCO FUTURE M COLTD formerly POSCO CHEMICAL CO LTD [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	59.75%	59.76%
Domestic [member] | POSCO FLOW Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Transporting and warehousing
Ownership (%)	100.00%	100.00%
Region	Gwangyang
Domestic [member] | POSCO FLOW Co Ltd [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO M-TECH [member]
Disclosure of subsidiaries [line items]
Principal operations	Packing materials manufacturing and sales
Ownership (%)	48.94%	48.85%
Region	Pohang
Domestic [member] | POSCO M-TECH [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	48.94%	48.85%
Domestic [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Generation of electricity
Ownership (%)		100.00%
Region	Seoul
Domestic [member] | POSCO ENERGY CO., LTD. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | POSCO ENERGY CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | PNR [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel by product manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Pohang
Domestic [member] | PNR [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Domestic [member] | Future Creation Fund Postech Early Stage account [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)		40.00%
Region	Seoul
Domestic [member] | Future Creation Fund Postech Early Stage account [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		40.00%
Domestic [member] | POSCO WOMAN'S FUND [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	40.00%	40.00%
Region	Seoul
Domestic [member] | POSCO WOMAN'S FUND [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	40.00%	40.00%
Domestic [member] | SPH Co, ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	House manufacturing and management
Ownership (%)		100.00%
Region	Incheon
Domestic [member] | SPH Co, ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | POSCO Group University [member]
Disclosure of subsidiaries [line items]
Principal operations	Education service and real estate business
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | POSCO Group University [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO Group University [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	50.00%	50.00%
Region	Pohang
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Domestic [member] | POSCO IH formerly POSCO Research Technology [Member]
Disclosure of subsidiaries [line items]
Principal operations	Intellectual Property Services and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO IH formerly POSCO Research Technology [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO IH formerly POSCO Research Technology [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | TANCHEON E&E [member]
Disclosure of subsidiaries [line items]
Principal operations	Refuse derived fuel and power generation
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | TANCHEON E&E [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO Humans [member]
Disclosure of subsidiaries [line items]
Principal operations	Business assistance service
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | POSCO Humans [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	71.00%	71.00%
Region	Seoul
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	71.00%	71.00%
Domestic [member] | Busan E&E Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Refuse derived fuel and power generation
Ownership (%)	70.00%	70.00%
Region	Busan
Domestic [member] | Busan E&E Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Domestic [member] | Busan E&E Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading, power generation, energy & resource development and others
Ownership (%)	73.21%	62.92%
Region	Incheon
Domestic [member] | POSCO INTERNATIONAL Corporation [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	73.21%	62.92%
Domestic [member] | POSCO INTERNATIONAL Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel processing and sales
Ownership (%)	51.00%	51.00%
Region	Pohang
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member]
Disclosure of subsidiaries [line items]
Principal operations	Housing business agency
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Korea Fuel Cell [Member]
Disclosure of subsidiaries [line items]
Principal operations	Fuel cell
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | Korea Fuel Cell [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO GEM fund no1 [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | POSCO GEM fund no1 [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	98.81%	98.81%
Domestic [member] | POSCO GEM fund no1 [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	1.19%	1.19%
Domestic [member] | POSCO MOBILITY SOLUTION [member]
Disclosure of subsidiaries [line items]
Principal operations	STC, TMC, Plate manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Cheonan
Domestic [member] | POSCO MOBILITY SOLUTION [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | P&O Chemical Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Chemical production
Ownership (%)	51.00%	51.00%
Region	Gwangyang
Domestic [member] | P&O Chemical Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Domestic [member] | Posco New Growth [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	100.00%	99.85%
Region	Seoul
Domestic [member] | Posco New Growth [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.86%	99.67%
Domestic [member] | Posco New Growth [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.14%	0.18%
Domestic [member] | IMP Fund I [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	98.04%	98.04%
Region	Pohang
Domestic [member] | IMP Fund I [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	98.04%	98.04%
Domestic [member] | IMP Fund I [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | POSCO-Pilbara LITHIUM SOLUTION CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Lithium manufacturing and sales
Ownership (%)	82.00%	82.00%
Region	Gwangyang
Domestic [member] | POSCO-Pilbara LITHIUM SOLUTION CO., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	82.00%	82.00%
Domestic [member] | POSCO-Pilbara LITHIUM SOLUTION CO., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%
Domestic [member] | POSCO-HY Clean Metal Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Non-ferrous metal smelting
Ownership (%)	65.00%	65.00%
Region	Gwangyang
Domestic [member] | POSCO-HY Clean Metal Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
Domestic [member] | Consus Pf private Real Estate Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations	REITs
Ownership (%)	66.67%	66.67%
Domestic [member] | Consus Pf private Real Estate Fund [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	66.67%	66.67%
Domestic [member] | New Energy Hub [Member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity and gas supply
Ownership (%)	100.00%	100.00%
Region	Gwangyang
Domestic [member] | New Energy Hub [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%
Domestic [member] | New Energy Hub [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	50.00%
Domestic [member] | Posco Busan New deal Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	32.00%	32.00%
Region	Pohang
Domestic [member] | Posco Busan New deal Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	32.00%	32.00%
Domestic [member] | Shinan Green Energy Co., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production
Ownership (%)	54.53%	54.53%
Region	Shinahn
Domestic [member] | Shinan Green Energy Co., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	54.53%	54.53%
Domestic [member] | eSteel4U [Member]
Disclosure of subsidiaries [line items]
Principal operations	Wholesales and retail
Ownership (%)	61.12%	61.12%
Region	Seoul
Domestic [member] | eSteel4U [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	61.12%	61.12%
Domestic [member] | POSCO social investment fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	70.00%	70.00%
Region	Pohang
Domestic [member] | POSCO social investment fund [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	20.00%	20.00%
Domestic [member] | POSCO social investment fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Domestic [member] | POSCO Silicon Solution Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Other engineering R&D industries
Ownership (%)	100.00%	100.00%
Region	Sejong
Domestic [member] | POSCO Silicon Solution Co Ltd [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Consus Pf Private Real Estate Fund No.2 [Member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	66.67%	66.67%
Domestic [member] | Consus Pf Private Real Estate Fund No.2 [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	66.67%	66.67%
Domestic [member] | POSCO GS eco materials co., ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Rechargeable battery
Ownership (%)	51.00%	100.00%
Region	Seoul
Domestic [member] | POSCO GS eco materials co., ltd [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	100.00%
Domestic [member] | POSCO Lithium Solution CO., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Lithium manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Gwangyang
Domestic [member] | POSCO Lithium Solution CO., Ltd. [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate rental
Ownership (%)	100.00%
Region	Seoul
Domestic [member] | QSONE Co.,Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | POSCO PS Tech [Member]
Disclosure of subsidiaries [line items]
Principal operations	Maintenance service
Ownership (%)	100.00%
Region	Pohang
Domestic [member] | POSCO PS Tech [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | POSCO PR Tech [Member]
Disclosure of subsidiaries [line items]
Principal operations	Maintenance service
Ownership (%)	100.00%
Region	Pohang
Domestic [member] | POSCO PR Tech [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | POSCO PH Solution [Member]
Disclosure of subsidiaries [line items]
Principal operations	Maintenance service
Ownership (%)	100.00%
Region	Pohang
Domestic [member] | POSCO PH Solution [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | POSCO GYS Tech [Member]
Disclosure of subsidiaries [line items]
Principal operations	Maintenance service
Ownership (%)	100.00%
Region	Gwangyang
Domestic [member] | POSCO GYS Tech [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | POSCO GYR Tech [Member]
Disclosure of subsidiaries [line items]
Principal operations	Maintenance service
Ownership (%)	100.00%
Region	Gwangyang
Domestic [member] | POSCO GYR Tech [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | POSCO GY Solution [Member]
Disclosure of subsidiaries [line items]
Principal operations	Maintenance service
Ownership (%)	100.00%
Region	Gwangyang
Domestic [member] | POSCO GY Solution [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | PCC Facilities Component Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment Association
Ownership (%)	60.00%
Region	Pohang
Domestic [member] | PCC Facilities Component Fund [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%
Domestic [member] | POSCO HOLDINGS CVC 2nd Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in new technologies business
Ownership (%)	100.00%
Region	Pohang
Domestic [member] | POSCO HOLDINGS CVC 2nd Fund [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	98.80%
Domestic [member] | POSCO HOLDINGS CVC 2nd Fund [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	1.20%
Domestic [member] | International Energy Expansion for Technology Innovation Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in new technologies business
Ownership (%)	60.00%
Region	Pohang
Domestic [member] | International Energy Expansion for Technology Innovation Fund [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%
Foreign [member] | POSCO America Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Research&Consulting
Ownership (%)	99.99%	100.00%
Region	USA
Foreign [member] | POSCO America Corporation [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.45%	99.45%
Foreign [member] | POSCO America Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.54%	0.55%
Foreign [member] | POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material sales & mine development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO AUSTRALIA PTY LTD [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Canada Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCO Canada Ltd [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Asia Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Finance
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO Asia Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-CTPC Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel structure manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO (Zhangjiagang) Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel manufacturing and sales
Ownership (%)	82.48%	82.48%
Region	China
Foreign [member] | POSCO (Zhangjiagang) Stainless Steel Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	58.60%	58.60%
Foreign [member] | POSCO (Zhangjiagang) Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	23.88%	23.88%
Foreign [member] | POSCO (Thailand) Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO (Thailand) Company Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-MKPC SDN BHD [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Malaysia
Foreign [member] | POSCO-MKPC SDN BHD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.00%	30.00%
Foreign [member] | POSCO (Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO (Suzhou) Automotive Processing Center Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO (Suzhou) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-China Qingdao Processing Center Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-China Qingdao Processing Center Co. Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-ORE PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore development and sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-ORE PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-China Holding Corp. [member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-China Holding Corp. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Marketing, demand development and technology research
Ownership (%)	100.00%	100.00%
Region	Japan
Foreign [member] | POSCO JAPAN Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-CD PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)		100.00%
Region	Australia
Foreign [member] | POS-CD PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POS-GC PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-GC PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO-India Private Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	65.00%	65.00%
Region	India
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
Foreign [member] | POSCO Japan PC CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	86.12%	86.12%
Region	Japan
Foreign [member] | POSCO Japan PC CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	86.12%	86.12%
Foreign [member] | POSCO-CFPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	44.66%	44.66%
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	55.34%	55.34%
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MPPC S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	96.31%	96.31%
Region	Mexico
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	21.02%	21.02%
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.29%	75.29%
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Loading and unloading service
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive steel sheet manufacturing and sales
Ownership (%)	98.16%	98.16%
Region	Mexico
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		83.28%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	98.16%	14.88%
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	Poland
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	0.00%
Foreign [member] | POS-NP PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-NP PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | DAEWOO INTERNATIONAL SHANGHAI WAIGAOQIAO CO., LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Intermediary trade & bonded warehouse operation
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | DAEWOO INTERNATIONAL SHANGHAI WAIGAOQIAO CO., LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. Bio Inti Agrindo [Member]
Disclosure of subsidiaries [line items]
Principal operations	Forest resources development
Ownership (%)	85.00%	85.00%
Region	Indonesia
Foreign [member] | PT. Bio Inti Agrindo [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	China
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO Thainox Public Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	STS cold-rolled steel manufacturing and sales
Ownership (%)	74.56%	74.56%
Region	Thailand
Foreign [member] | POSCO Thainox Public Company Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	74.56%	74.56%
Foreign [member] | HUNCHUN POSCO HMM INTERNATIONAL LOGISTICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics
Ownership (%)	81.55%	81.55%
Region	China
Foreign [member] | HUNCHUN POSCO HMM INTERNATIONAL LOGISTICS CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	81.55%	81.55%
Foreign [member] | POSCO INTERNATIONAL VIETNAM CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO INTERNATIONAL VIETNAM CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO (Chongqing) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO (Chongqing) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Component manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT.KRAKATAU POSCO FUTUREM (formerly, PT.Krakatau Posco Chemical Calcination) [Member]
Disclosure of subsidiaries [line items]
Principal operations	Quicklime manufacturing and sales
Ownership (%)	80.00%	80.00%
Region	Indonesia
Foreign [member] | PT.KRAKATAU POSCO FUTUREM (formerly, PT.Krakatau Posco Chemical Calcination) [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	100.00%	100.00%
Region	South Africa
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO DX BRASIL [Member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and engineering
Ownership (%)		100.00%
Region	Brazil
Foreign [member] | POSCO DX BRASIL [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO Center Beijing [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development, rental and management
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO Center Beijing [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-Malaysia SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	95.42%	95.42%
Region	Malaysia
Foreign [member] | POSCO-Malaysia SDN. BHD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	95.42%	95.42%
Foreign [member] | PT KRAKATAU BLUE WATER [member]
Disclosure of subsidiaries [line items]
Principal operations	Wastewater treatment facilities operation and maintenance
Ownership (%)	67.00%	67.00%
Region	Indonesia
Foreign [member] | PT KRAKATAU BLUE WATER [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	67.00%	67.00%
Foreign [member] | POSCO INTERNATIONAL MYANMAR CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Myanmar
Foreign [member] | POSCO INTERNATIONAL MYANMAR CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-Italy Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel sheet manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Italy
Foreign [member] | POSCO-Italy Processing Center [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	88.89%	88.89%
Foreign [member] | POSCO-Italy Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	11.11%	11.11%
Foreign [member] | Myanmar POSCO C&C Company, Limited. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO C&C Company, Limited. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO DX VIETNAM [Member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and electric control engineering
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO DX VIETNAM [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE.LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	75.00%	75.00%
Region	Singapore
Foreign [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE.LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.00%	75.00%
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-Minerals Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development management and sales
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POS-Minerals Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	68.57%	68.57%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	31.43%	31.43%
Foreign [member] | POSCO Engineering and Construction India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO Engineering and Construction India Private Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Vehicle steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL AMARA Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	85.00%	85.00%
Region	Myanmar
Foreign [member] | POSCO INTERNATIONAL AMARA Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Foreign [member] | POSCO WIDE-CHINA CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Business facility maintenance
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO WIDE-CHINA CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	66.75%	66.75%
Region	Mexico
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		56.75%
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	66.75%	10.00%
Foreign [member] | POSCO ChengDu Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	43.00%	43.00%
Region	China
Foreign [member] | POSCO ChengDu Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	43.00%	43.00%
Foreign [member] | POSCO(Suzhou) Steel Processing Center CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Suzhou) Steel Processing Center CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO E&C SMART S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | POSCO E&C SMART S DE RL DE CV [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Philippines
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL POWER (PNGLAE) LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production
Ownership (%)	100.00%	100.00%
Region	Papua New Guinea
Foreign [member] | POSCO INTERNATIONAL POWER (PNGLAE) LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO E&C HOLDINGS CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO E&C HOLDINGS CO., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT.KRAKATAU POSCO SOCIAL ENTERPRISE SERVICES INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations	Social enterprise
Ownership (%)	99.91%	100.00%
Region	Indonesia
Foreign [member] | PT.KRAKATAU POSCO SOCIAL ENTERPRISE SERVICES INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.91%	100.00%
Foreign [member] | Ventanas Philippines Construction Inc [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Philippines
Foreign [member] | Ventanas Philippines Construction Inc [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | SANPU TRADING Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material trading
Ownership (%)	70.04%	70.04%
Region	China
Foreign [member] | SANPU TRADING Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.04%	70.04%
Foreign [member] | Zhangjiagang BLZ Pohang International Trading [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Intermediate trade
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Zhangjiagang BLZ Pohang International Trading [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO RU Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Principal operations	Trade and business development
Ownership (%)	100.00%	100.00%
Region	Russia
Foreign [member] | POSCO RU Limited Liability Company [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Rice processing
Ownership (%)	60.00%	60.00%
Region	Myanmar
Foreign [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Foreign [member] | POSCO DX China CO., LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and DVR business
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO DX China CO., LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Pos-Sea Pte Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Intermediate trade
Ownership (%)	100.00%	100.00%
Region	Singapore
Foreign [member] | Pos-Sea Pte Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Europe Steel Distribution Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics & Steel sales
Ownership (%)	70.00%	70.00%
Region	Slovenia
Foreign [member] | POSCO Europe Steel Distribution Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO VST Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel sheet manufacturing and sales
Ownership (%)	95.65%	95.65%
Region	Vietnam
Foreign [member] | POSCO VST Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	95.65%	95.65%
Foreign [member] | POSCO INTERNATIONAL UKRAINE, LLC. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Grain sales
Ownership (%)	100.00%	100.00%
Region	Ukraine
Foreign [member] | POSCO INTERNATIONAL UKRAINE, LLC. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Zhangjiagang Pohang Refractories Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Refractory materials sales & furnace maintenance
Ownership (%)	51.00%	51.00%
Region	China
Foreign [member] | Zhangjiagang Pohang Refractories Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Foreign [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO Maharashtra Steel Private Limited [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	95.32%	95.32%
Region	India
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	93.34%	93.34%
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	1.98%	1.98%
Foreign [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Turkiye
Foreign [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Vietnam Processing Center Joint Stock Company [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO Vietnam Processing Center Joint Stock Company [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	84.04%	94.05%
Foreign [member] | POSCO Vietnam Processing Center Joint Stock Company [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	15.96%	5.95%
Foreign [member] | POSCO(Liaoning) Automotive Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Liaoning) Automotive Processing Center Co., Ltd. [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Liaoning) Automotive Processing Center Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	92.20%	92.20%
Region	Indonesia
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.51%
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	92.20%	21.69%
Foreign [member] | PT.MOTTA RESOURCES INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	65.00%	65.00%
Region	Indonesia
Foreign [member] | PT.MOTTA RESOURCES INDONESIA [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
Foreign [member] | POSCO TMC INDIA PRIVATE LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO TMC INDIA PRIVATE LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	97.80%	97.80%
Region	USA
Foreign [member] | POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	97.80%	97.80%
Foreign [member] | POSCO(Yantai) Automotive Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Yantai) Automotive Processing Center Co., Ltd. [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Yantai) Automotive Processing Center Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO India Steel Distribution Center Private Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel logistics
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO India Steel Distribution Center Private Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO YAMATO VINA STEEL JOINT STOCK COMPANY [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	51.00%	51.00%
Region	Vietnam
Foreign [member] | POSCO YAMATO VINA STEEL JOINT STOCK COMPANY [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Foreign [member] | PT.POSCO DX INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and electric control engineering
Ownership (%)	66.99%	66.99%
Region	Indonesia
Foreign [member] | PT.POSCO DX INDONESIA [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	66.99%	66.99%
Foreign [member] | POSCO NCR Coal Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCO NCR Coal Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO WA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore sales & mine development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO WA PTY LTD [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Resource development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		0.00%
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. KRAKATAU POSCO ENERGY [member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production construction and operation
Ownership (%)	55.00%	90.00%
Region	Indonesia
Foreign [member] | PT. KRAKATAU POSCO ENERGY [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	55.00%	90.00%
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Germany
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Japan
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL SINGAPORE PTE. LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Singapore
Foreign [member] | POSCO INTERNATIONAL SINGAPORE PTE. LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL ITALIA S.R.L. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Italy
Foreign [member] | POSCO INTERNATIONAL ITALIA S.R.L. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL (CHINA) CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO INTERNATIONAL (CHINA) CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL TEXTILE LLC. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Textile manufacturing
Ownership (%)	100.00%	100.00%
Region	Uzbekistan
Foreign [member] | POSCO INTERNATIONAL TEXTILE LLC. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Resource development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MAURITIUS LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal development and sales
Ownership (%)	100.00%	100.00%
Region	Mauritius
Foreign [member] | POSCO MAURITIUS LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	Indonesia
Foreign [member] | PT. KRAKATAU POSCO [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%
Foreign [member] | PT. KRAKATAU POSCO [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%
Foreign [member] | POSCO INTERNATIONAL MEXICO, S.A de C.V.. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | POSCO INTERNATIONAL MEXICO, S.A de C.V.. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL MALAYSIA SDN BHD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Malaysia
Foreign [member] | POSCO INTERNATIONAL MALAYSIA SDN BHD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT.POSCO INDONESIA INTI [Member]
Disclosure of subsidiaries [line items]
Principal operations	Consulting
Ownership (%)	100.00%	100.00%
Region	Indonesia
Foreign [member] | PT.POSCO INDONESIA INTI [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL SHANGHAI CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO INTERNATIONAL SHANGHAI CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PGSF, L.P. [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in bio tech Industry
Ownership (%)		100.00%
Region	USA
Foreign [member] | PGSF, L.P. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO INTERNATIONAL INDIA PVT., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO INTERNATIONAL INDIA PVT., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. POSCO E&C INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Indonesia
Foreign [member] | PT. POSCO E&C INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | HUME COAL PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material manufacturing
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | HUME COAL PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Brazil Sao Paulo Steel Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	76.00%	76.00%
Region	Brazil
Foreign [member] | Brazil Sao Paulo Steel Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	76.00%	76.00%
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Turkiye
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Brazil
Foreign [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	Hongkong
Foreign [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | JB CLARK HILLS [member]
Disclosure of subsidiaries [line items]
Principal operations	Apartment construction
Ownership (%)	70.00%	70.00%
Region	Philippines
Foreign [member] | JB CLARK HILLS [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POS-LT PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Lithium mining investment
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-LT PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Anode material manufacturing
Ownership (%)	60.00%	60.00%
Region	China
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO., LTD [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	14.67%	18.70%
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	45.33%	41.30%
Foreign [member] | POSCO Argentina S.A.U. [member]
Disclosure of subsidiaries [line items]
Principal operations	Mineral exploration/manufacturing/sales
Ownership (%)	100.00%	100.00%
Region	Argentina
Foreign [member] | POSCO Argentina S.A.U. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | GRAIN TERMINAL HOLDING PTE. LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	75.00%	75.00%
Region	Singapore
Foreign [member] | GRAIN TERMINAL HOLDING PTE. LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.00%	75.00%
Foreign [member] | Mykolaiv Milling Works PJSC. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Grain trading
Ownership (%)	100.00%	100.00%
Region	Ukraine
Foreign [member] | Mykolaiv Milling Works PJSC. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Yuzhnaya Stevedoring Company Limited LLC. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Cargo handling
Ownership (%)	100.00%	100.00%
Region	Ukraine
Foreign [member] | Yuzhnaya Stevedoring Company Limited LLC. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Posco International (Thailand) Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trade
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | Posco International (Thailand) Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PEC POWERCON SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Malaysia
Foreign [member] | PEC POWERCON SDN. BHD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Poland Legnica Sourcing Center Sp. z o.o [member]
Disclosure of subsidiaries [line items]
Principal operations	Non-ferrous metal Smetling
Ownership (%)	100.00%	100.00%
Region	Poland
Foreign [member] | Poland Legnica Sourcing Center Sp. z o.o [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT POSCO INTERNATIONAL INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trade
Ownership (%)	100.00%	100.00%
Region	Indonesia
Foreign [member] | PT POSCO INTERNATIONAL INDONESIA [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Extraction of Crude petroleum and Natural gas
Ownership (%)	100.00%	100.00%
Region	Malaysia
Foreign [member] | POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | AGPA PTE. LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	Singapore
Foreign [member] | AGPA PTE. LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Senex Holdings PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Resource Development
Ownership (%)	50.10%	50.10%
Region	Australia
Foreign [member] | Senex Holdings PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.10%	50.10%
Foreign [member] | Posco International Mexico e-Mobility S.A DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations	Electric Vehicle Parts Manufacturing
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | Posco International Mexico e-Mobility S.A DE C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Posco Future Materials Canada Inc. (formerly, POSCO CHEMICAL CANADA INC) [member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | Posco Future Materials Canada Inc. (formerly, POSCO CHEMICAL CANADA INC) [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | ULTIUM CAM GP INC. [member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	85.00%	85.00%
Region	Canada
Foreign [member] | ULTIUM CAM GP INC. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Foreign [member] | ULTIUM CAM LIMITED PARTNERSHIP [member]
Disclosure of subsidiaries [line items]
Principal operations	Anode material manufacturing
Ownership (%)	85.00%	85.00%
Region	Canada
Foreign [member] | ULTIUM CAM LIMITED PARTNERSHIP [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Foreign [member] | POSCO(Wuhan) Automotive Processing Center Co.,Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Wuhan) Automotive Processing Center Co.,Ltd [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)	68.57%	68.57%
Foreign [member] | POSCO(Wuhan) Automotive Processing Center Co.,Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	31.43%	31.43%
Foreign [member] | POSCO BRAZIL LTDA [member]
Disclosure of subsidiaries [line items]
Principal operations	Office Administration, Management Consulting
Ownership (%)	100.00%	100.00%
Region	Brazil
Foreign [member] | POSCO BRAZIL LTDA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Port Hedland Green Steel Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Iron and steel manufacturing
Ownership (%)	100.00%
Region	Australia
Foreign [member] | Port Hedland Green Steel Pty Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | POSCO MOBILITY SOLUTION POLAND Sp. z o.o., [Member]
Disclosure of subsidiaries [line items]
Principal operations	Manufacturing, automobile motor parts
Ownership (%)	100.00%
Region	Poland
Foreign [member] | POSCO MOBILITY SOLUTION POLAND Sp. z o.o., [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | PT AGPA REFINERY COMPLEX [Member]
Disclosure of subsidiaries [line items]
Principal operations	Animal/vegetable oil manufacturing
Ownership (%)	60.00%
Region	Indonesia
Foreign [member] | PT AGPA REFINERY COMPLEX [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%
Foreign [member] | PT POSCO INTERNATIONAL ENP INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations	Crude oil and natural gas
Ownership (%)	100.00%
Region	Indonesia
Foreign [member] | PT POSCO INTERNATIONAL ENP INDONESIA [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | POSCO INTERNATIONAL E&P USA Inc. [member]
Disclosure of subsidiaries [line items]
Principal operations	Carbon capture and storage, resource development
Ownership (%)	100.00%
Region	USA
Foreign [member] | POSCO INTERNATIONAL E&P USA Inc. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | POSCO FLOW CANADA INC. [member]
Disclosure of subsidiaries [line items]
Principal operations	Transporting and warehousing
Ownership (%)	100.00%
Region	Canada
Foreign [member] | POSCO FLOW CANADA INC. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | POSCO FLOW (Shanghai) Co.,Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Transporting
Ownership (%)	100.00%
Region	China
Foreign [member] | POSCO FLOW (Shanghai) Co.,Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%